UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2019 to April 30, 2019
Commission File Number of issuing entity: 333-208659-01
Central Index Key Number of issuing entity: 0001683170
USAA Auto Owner Trust 2016-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-208659
Central Index Key Number of depositor: 0001178049
USAA Acceptance, LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor: 0000908392
USAA Federal Savings Bank
(Exact name of sponsor as specified in its charter)

Brett Seybold (210) 456-2220
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	81-6668575
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the issuing entity)	Identification No.)

919 North Market Street, Suite 1600
Wilmington, Delaware	19801

(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 575-2016
(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[____]	[____]	[ X ]
A-2	[____]	[____]	[ X ]
A-3	[____]	[____]	[ X ]
A-4	[____]	[____]	[ X ]
B	[____]	[____]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes:     X        No:

Part I – Distribution Information
Item 1. Distribution and Pool Performance Information.
The description of the distribution and pool performance for the distribution period from April 1, 2019 to April 30, 2019 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.
Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of September 21, 2016, between USAA Auto Owner Trust 2016-1, as issuer (the “Trust”) and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of September 21, 2016, among the Trust, USAA Acceptance, LLC, as depositor, and USAA Federal Savings Bank, as seller and servicer. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed as exhibits to the registrant’s current Report on Form 8-K with the Securities and Exchange Commission (the “Commission”) on September 23, 2016.
See the Indenture, the Sale and Servicing Agreement and the Prospectus dated September 12, 2016 filed with the Commission on September 14, 2016 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information included in Exhibit 99.1.
No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from April 1, 2019 to April 30, 2019. The Securitizer filed its most recent Form ABS-15G on February 8, 2019. The CIK number of the Securitizer is 0000908392.
Item 1A. Asset Level Information.
None
Item 1B. Asset Representations Reviewer and Investor Communication.
None
Part II – Other Information
Item 2. Legal Proceedings.
The following is a disclosure received from U.S. Bank National Association, the Indentured Trustee for this transaction.

“In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default. Currently, U.S. Bank is a defendant in multiple actions alleging individual or class action claims against it.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.). The complaint, which was later amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and servicing of the student loans.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the lawsuit are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, U.S. Bank requested a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are being litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases.

U.S. Bank intends to continue to defend this lawsuit vigorously.”

Item 3. Sales of Securities and Use of Proceeds.
None

Item 4. Defaults Upon Senior Securities.

None
Item 5. Submission of Matters to a Vote of Security Holders.
None
Item 6. Significant Obligors of Pool Assets.
None
Item 7. Change in Sponsor Interest in the Securities.
None
Item 8. Significant Enhancement Provider Information.
None
Item 9. Other Information.
None
Item 10. Exhibits.

Exhibit No.	Description

99.1	Monthly Statement to Noteholders

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

USAA Auto Owner Trust 2016-1 By: USAA FEDERAL SAVINGS BANK

By:	/s/ Brett Seybold
Name: Brett Seybold
Title: Senior Vice President - Treasurer

Dated: May 21, 2019